Aggregate Minimum Lease Commitments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Leases, Operating [Abstract]
2017	$ 7,963
2018	5,555
2019	2,512
2020	1,203
2021	1,044
Thereafter	36
Operating leases, total	$ 18,313